Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 90,503	$ 183,074
Short term investments	72,824	29,500
Accounts and other receivables (note 5)	32,769	36,370
Inventories (note 6)	14,386	17,753
Derivative assets (note 7)	2,646	140
Marketable securities		556
Income tax receivable	136	130
Prepaid expenses	4,559	3,231
Assets held for sale (note 12)	1,097	1,701
Total current assets	218,920	272,455
NON-CURRENT ASSETS:
Mineral properties and exploration and evaluation assets (note 8)	312,800	296,612
Plant and equipment (note 9)	192,200	133,664
Investment in associates (note 11)	4,277	2,694
Long-term receivables (note 13)	15,241	1,223
Deposits and advances to contractors (note 14)	43,079
Total assets	786,517	706,648
CURRENT LIABILITIES:
Trade and other payables (note 15)	48,510	41,476
Current portion of closure and rehabilitation provisions (note 20)	841	1,656
Income taxes payable	8,358	14,237
Current portion of loan and lease obligations (note 18)	3,395	906
Derivative liabilities (note 7)	224	2,328
Total current liabilities	61,328	60,603
NON-CURRENT LIABILITIES:
Credit facility (note 17)	69,302	39,871
Other liabilities (note 19)	1,166	1,356
Closure and rehabilitation provisions (note 20)	15,102	12,577
Deferred tax liabilities (note 29)	31,444	28,657
Lease obligations (note 18)	5,371
Total liabilities	183,713	143,064
EQUITY:
Share capital (note 22)	420,467	418,168
Reserves	18,946	16,015
Retained earnings	163,391	129,401
Total equity	602,804	563,584
Total liabilities and equity	$ 786,517	$ 706,648